                           COLUMBIA FUNDS SERIES TRUST
                COLUMBIA FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
                                  (THE "FUND")


                       SUPPLEMENT DATED DECEMBER 29, 2005
                   TO THE PROSPECTUSES DATED NOVEMBER 1, 2005


     The prospectuses for all share classes of the Fund are hereby supplemented to reflect the following:

     - The portfolio manager for the Fund is Susan A. Sanderson.

     The prospectuses for all share classes of the Fund are hereby also supplemented by replacing the professional biography of the portfolio manager responsible for making the day-to-day investment decisions for the Fund with the following:

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PORTFOLIO MANAGER         LENGTH OF SERVICE WITH FUND           BUSINESS EXPERIENCE DURING
                                                                PAST FIVE YEARS
------------------------------------------------------------------------------------------
Susan A. Sanderson        Columbia Florida Intermediate         Columbia Management -
                          Municipal Bond Fund since             Associated since 1985
                          September 2005
------------------------------------------------------------------------------------------



















SUP-47/93642-1205